Schedule of Exchange Rates (Details)	12 Months Ended
Dec. 31, 2012
Summary Of Significant Accounting Policies Schedule Of Exchange Rates 1	6.3011
Summary Of Significant Accounting Policies Schedule Of Exchange Rates 2	6.3588
Summary Of Significant Accounting Policies Schedule Of Exchange Rates 3	6.3116
Summary Of Significant Accounting Policies Schedule Of Exchange Rates 4	6.4688